Inventories (Tables)	12 Months Ended
Jun. 30, 2022
Inventories
Summary of net inventories

	June 30,	June 30,	July 1,
	2022	2021	2020
	$	$	$
Finished goods	13,190	8,423	6,150
Parts	5,155	3,902	3,379
	18,345	12,325	9,529
Provision for obsolescence	(919)	(505)	(251)
Net inventory carrying value	17,426	11,820	9,278